UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2014 (Unaudited)

Common Stocks--100.3%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	26,964		1,657,477
Delphi Automotive	33,311		2,260,484
Ford Motor	472,998		7,378,769
General Motors	158,037		5,439,634
Goodyear Tire & Rubber	30,040		784,945
Harley-Davidson	26,210		1,745,848
Johnson Controls	80,388		3,803,960
			23,071,117
Banks--6.4%
Bank of America	1,277,317		21,969,852
BB&T	85,112		3,418,949
Citigroup	366,754		17,457,490
Comerica	21,468		1,112,042
Fifth Third Bancorp	105,606		2,423,658
Hudson City Bancorp	55,868		549,182
Huntington Bancshares	101,038		1,007,349
JPMorgan Chase & Co.	457,230		27,758,433
KeyCorp	110,654		1,575,713
M&T Bank	15,605	a	1,892,887
People's United Financial	37,482		557,357
PNC Financial Services Group	64,483		5,610,021
Regions Financial	171,031		1,900,154
SunTrust Banks	64,753		2,576,522
U.S. Bancorp	220,714		9,459,802
Wells Fargo & Co.	578,438		28,771,506
Zions Bancorporation	22,310		691,164
			128,732,081
Capital Goods--8.1%
3M	76,120		10,326,439
Allegion	11,033		575,592

AMETEK	30,241		1,557,109
Boeing	83,001		10,415,796
Caterpillar	77,024		7,653,875
Cummins	20,793		3,097,949
Danaher	72,671		5,450,325
Deere & Co.	44,769		4,065,025
Dover	20,864		1,705,632
Eaton	56,760		4,263,811
Emerson Electric	84,903		5,671,520
Fastenal	33,080	a	1,631,506
Flowserve	16,704		1,308,591
Fluor	20,203		1,570,379
General Dynamics	39,383		4,289,596
General Electric	1,212,613		31,394,551
Honeywell International	94,815		8,795,039
Illinois Tool Works	47,399		3,854,961
Ingersoll-Rand	31,800		1,820,232
Jacobs Engineering Group	15,586	b	989,711
Joy Global	13,364	a	775,112
L-3 Communications Holdings	11,026		1,302,722
Lockheed Martin	32,600		5,321,624
Masco	43,787		972,509
Northrop Grumman	26,504		3,270,064
PACCAR	42,858		2,890,344
Pall	13,234		1,184,046
Parker Hannifin	17,949		2,148,675
Pentair	24,339		1,931,056
Precision Castparts	17,380		4,392,969
Quanta Services	25,620	b	945,378
Raytheon	38,788		3,831,867
Rockwell Automation	16,474		2,051,837
Rockwell Collins	15,980		1,273,127
Roper Industries	12,120		1,618,141
Snap-on	7,385		838,050
Stanley Black & Decker	19,156		1,556,233
Textron	33,304		1,308,514
United Technologies	101,373		11,844,421

W.W. Grainger	7,413		1,872,969
Xylem	22,600		823,092
			162,590,389
Commercial & Professional Services--.6%
ADT	21,233		635,928
Cintas	12,433		741,131
Dun & Bradstreet	4,906		487,411
Equifax	14,390		978,952
Iron Mountain	20,420		562,979
Nielsen Holdings	34,144		1,523,847
Pitney Bowes	23,747		617,185
Republic Services	31,735		1,084,068
Robert Half International	16,902		709,039
Stericycle	10,429	b	1,184,943
Tyco International	56,000		2,374,400
Waste Management	52,782		2,220,539
			13,120,422
Consumer Durables & Apparel--1.3%
Coach	33,615		1,669,321
D.R. Horton	35,504		768,662
Fossil Group	5,696	b	664,211
Garmin	14,662	a	810,222
Harman International Industries	8,150		867,160
Hasbro	14,686		816,835
Leggett & Platt	16,779		547,667
Lennar, Cl. A	20,220		801,116
Mattel	41,761		1,675,034
Michael Kors Holdings	21,326	b	1,989,076
Mohawk Industries	7,451	b	1,013,187
Newell Rubbermaid	34,851		1,042,045
NIKE, Cl. B	89,594		6,617,413
PulteGroup	40,213		771,687
PVH	9,607		1,198,665
Ralph Lauren	7,369		1,185,893
VF	42,664		2,640,048
Whirlpool	9,263		1,384,448
			26,462,690

Consumer Services--1.8%
Carnival	53,508		2,025,813
Chipotle Mexican Grill	3,776	b	2,144,957
Darden Restaurants	15,205		771,806
Graham Holdings	514		361,728
H&R Block	32,266		974,111
International Game Technology	30,741		432,218
Marriott International, Cl. A	26,920		1,508,058
McDonald's	119,482		11,712,820
Starbucks	91,276		6,697,833
Starwood Hotels & Resorts
Worldwide	22,823	c	1,816,711
Wyndham Worldwide	16,099		1,178,930
Wynn Resorts	9,611		2,135,084
Yum! Brands	53,848		4,059,601
			35,819,670
Diversified Financials--5.1%
American Express	110,588		9,956,238
Ameriprise Financial	23,563		2,593,579
Bank of New York Mellon	137,408		4,849,128
Berkshire Hathaway, Cl. B	217,451	b	27,174,851
BlackRock	15,205		4,781,668
Capital One Financial	69,482		5,361,231
Charles Schwab	140,934		3,851,726
CME Group	38,335		2,837,173
Discover Financial Services	57,528		3,347,554
E*TRADE Financial	34,616	b	796,860
Franklin Resources	48,674		2,637,157
Goldman Sachs Group	50,930		8,344,881
IntercontinentalExchange Group	13,978		2,765,268
Invesco	52,583		1,945,571
Legg Mason	12,995		637,275
Leucadia National	39,171		1,096,788
McGraw-Hill Financial	32,605		2,487,762
Moody's	22,451		1,780,813
Morgan Stanley	169,276		5,276,333
NASDAQ OMX Group	14,054		519,155

Northern Trust	26,878		1,762,122
SLM	53,064		1,299,007
State Street	53,345		3,710,145
T. Rowe Price Group	31,430		2,588,261
			102,400,546
Energy--10.2%
Anadarko Petroleum	60,950		5,166,122
Apache	48,545		4,026,808
Baker Hughes	53,734		3,493,785
Cabot Oil & Gas	51,819		1,755,628
Cameron International	26,335	b	1,626,713
Chesapeake Energy	60,844		1,558,823
Chevron	231,223		27,494,727
ConocoPhillips	148,086		10,417,850
CONSOL Energy	27,986		1,118,041
Denbury Resources	43,163		707,873
Devon Energy	45,759		3,062,650
Diamond Offshore Drilling	8,837	a	430,892
Ensco, Cl. A	27,626		1,458,100
EOG Resources	33,083		6,489,892
EQT	17,884		1,734,211
Exxon Mobil	522,373		51,025,395
FMC Technologies	28,060	b	1,467,257
Halliburton	102,754		6,051,183
Helmerich & Payne	12,634		1,358,913
Hess	33,094		2,742,831
Kinder Morgan	81,622		2,651,899
Marathon Oil	83,074		2,950,788
Marathon Petroleum	35,934		3,127,695
Murphy Oil	20,936		1,316,037
Nabors Industries	30,637		755,202
National Oilwell Varco	52,044		4,052,666
Newfield Exploration	15,358	b	481,627
Noble	30,749		1,006,722
Noble Energy	43,567		3,095,000
Occidental Petroleum	96,126		9,159,847
ONEOK	25,144		1,489,782

Peabody Energy	32,748		535,102
Phillips 66	71,093		5,478,427
Pioneer Natural Resources	17,118		3,203,463
QEP Resources	21,261		625,924
Range Resources	19,371		1,607,212
Rowan, Cl. A	14,228	b	479,199
Schlumberger	158,214		15,425,865
Southwestern Energy	41,783	b	1,922,436
Spectra Energy	81,199		2,999,491
Tesoro	15,481		783,184
Transocean	40,186	a	1,661,289
Valero Energy	65,157		3,459,837
Williams	82,901		3,364,123
			204,820,511
Food & Staples Retailing--2.3%
Costco Wholesale	53,085		5,928,533
CVS Caremark	142,881		10,696,072
Kroger	62,641		2,734,280
Safeway	29,233		1,079,867
Sysco	70,040		2,530,545
Wal-Mart Stores	195,423		14,936,180
Walgreen	105,553		6,969,665
Whole Foods Market	45,081		2,286,058
			47,161,200
Food, Beverage & Tobacco--5.2%
Altria Group	241,703		9,046,943
Archer-Daniels-Midland	79,894		3,466,601
Beam	19,942		1,661,169
Brown-Forman, Cl. B	19,359		1,736,309
Campbell Soup	21,164		949,840
Coca-Cola	456,353		17,642,607
Coca-Cola Enterprises	28,512		1,361,733
ConAgra Foods	51,603		1,601,241
Constellation Brands, Cl. A	19,733	b	1,676,713
Dr. Pepper Snapple Group	23,698		1,290,593
General Mills	76,657		3,972,366
Hershey	17,946		1,873,562

Hormel Foods	16,575		816,650
J.M. Smucker	12,391		1,204,901
Kellogg	30,669		1,923,253
Keurig Green Mountain	14,669		1,548,900
Kraft Foods Group	72,420		4,062,762
Lorillard	44,271		2,394,176
McCormick & Co.	16,485		1,182,634
Mead Johnson Nutrition	24,249		2,016,062
Molson Coors Brewing, Cl. B	19,076		1,122,813
Mondelez International, Cl. A	205,966		7,116,125
Monster Beverage	15,998	b	1,111,061
PepsiCo	184,237		15,383,790
Philip Morris International	192,490		15,759,156
Reynolds American	37,196		1,987,010
Tyson Foods, Cl. A	32,227		1,418,310
			105,327,280
Health Care Equipment & Services--4.3%
Abbott Laboratories	185,416		7,140,370
Aetna	44,567		3,341,188
AmerisourceBergen	27,601		1,810,350
Baxter International	64,939		4,778,212
Becton Dickinson & Co.	23,502		2,751,614
Boston Scientific	161,081	b	2,177,815
C.R. Bard	9,324		1,379,766
Cardinal Health	41,379		2,895,702
CareFusion	25,911	b	1,042,140
Cerner	35,112	b	1,975,050
Cigna	33,160		2,776,487
Covidien	55,616		4,096,675
DaVita HealthCare Partners	21,732	b	1,496,248
DENTSPLY International	17,849		821,768
Edwards Lifesciences	13,667	b	1,013,681
Express Scripts Holding	94,016	b	7,059,661
Humana	19,124		2,155,657
Intuitive Surgical	4,659	b	2,040,595
Laboratory Corp. of America
Holdings	10,389	b	1,020,304

McKesson	27,680		4,887,458
Medtronic	120,855		7,437,417
Patterson	9,719		405,865
Quest Diagnostics	17,021		985,856
St. Jude Medical	35,241		2,304,409
Stryker	35,210		2,868,559
Tenet Healthcare	11,442	b	489,832
UnitedHealth Group	119,674		9,812,071
Varian Medical Systems	13,048	b	1,095,902
WellPoint	34,250		3,409,588
Zimmer Holdings	20,306		1,920,541
			87,390,781
Household & Personal Products--2.1%
Avon Products	51,516		754,194
Clorox	15,496		1,363,803
Colgate-Palmolive	105,362		6,834,833
Estee Lauder, Cl. A	30,966		2,071,006
Kimberly-Clark	46,214		5,095,094
Procter & Gamble	327,573		26,402,384
			42,521,314
Insurance--2.9%
ACE	41,100		4,071,366
Aflac	55,677		3,509,878
Allstate	54,259		3,069,974
American International Group	177,913		8,897,429
Aon	36,121		3,044,278
Assurant	8,347		542,221
Chubb	30,521		2,725,525
Cincinnati Financial	17,995		875,637
Genworth Financial, Cl. A	59,781	b	1,059,917
Hartford Financial Services Group	53,057		1,871,320
Lincoln National	32,256		1,634,412
Loews	36,853		1,623,375
Marsh & McLennan	66,592		3,282,986
MetLife	135,677		7,163,746
Principal Financial Group	33,718		1,550,691
Progressive	66,527		1,611,284

Prudential Financial	55,416		4,690,964
Torchmark	10,710		842,877
Travelers	43,505		3,702,276
Unum Group	32,321		1,141,255
XL Group	34,906		1,090,813
			58,002,224
Materials--3.5%
Air Products & Chemicals	25,208		3,000,760
Airgas	8,359		890,317
Alcoa	129,657		1,668,686
Allegheny Technologies	13,887		523,262
Avery Dennison	11,844		600,135
Ball	17,464		957,202
Bemis	12,383		485,909
CF Industries Holdings	6,989		1,821,613
Cliffs Natural Resources	19,020	a	389,149
Dow Chemical	146,820		7,133,984
E.I. du Pont de Nemours & Co.	111,054		7,451,723
Eastman Chemical	18,216		1,570,401
Ecolab	32,381		3,496,824
FMC	15,840		1,212,710
Freeport-McMoRan Copper & Gold	125,668		4,155,841
International Flavors & Fragrances	9,527		911,448
International Paper	53,435		2,451,598
LyondellBasell Industries, Cl. A	52,273		4,649,161
MeadWestvaco	20,867		785,434
Monsanto	63,482		7,222,347
Mosaic	40,911		2,045,550
Newmont Mining	58,824		1,378,835
Nucor	38,186		1,929,920
Owens-Illinois	19,489	b	659,313
PPG Industries	17,053		3,299,073
Praxair	35,639		4,667,640
Sealed Air	23,167		761,499
Sherwin-Williams	10,283		2,027,088
Sigma-Aldrich	14,655		1,368,484
United States Steel	16,995	a	469,232

Vulcan Materials	15,901		1,056,621
			71,041,759
Media--3.6%
Cablevision Systems (NY Group), Cl. A	26,917	a	454,090
CBS, Cl. B	66,773		4,126,571
Comcast, Cl. A	314,842		15,748,397
DIRECTV	57,336	b	4,381,617
Discovery Communications, Cl. A	26,845	b	2,220,082
Gannett	26,519		731,924
Interpublic Group of Cos.	49,303		845,053
News Corp., Cl. A	58,467	b	1,006,802
Omnicom Group	31,493		2,286,392
Scripps Networks Interactive, Cl. A	13,652		1,036,323
Time Warner	107,957		7,052,831
Time Warner Cable	34,123		4,680,993
Twenty-First Century Fox, Cl. A	236,986		7,576,442
Viacom, Cl. B	48,544		4,125,755
Walt Disney	196,360		15,722,545
			71,995,817
Pharmaceuticals, Biotech & Life Sciences--9.1%
AbbVie	192,275		9,882,935
Actavis	21,132	b	4,350,022
Agilent Technologies	40,001		2,236,856
Alexion Pharmaceuticals	23,787	b	3,618,716
Allergan	35,765		4,438,437
Amgen	91,187		11,247,005
Biogen Idec	28,544	b	8,730,753
Bristol-Myers Squibb	197,681		10,269,528
Celgene	49,110	b	6,855,756
Eli Lilly & Co.	118,873		6,996,865
Forest Laboratories	28,268	b	2,608,288
Gilead Sciences	185,770	b	13,163,662
Hospira	19,501	b	843,418
Johnson & Johnson	341,666		33,561,851
Merck & Co.	355,071		20,157,381

Mylan	45,060	b	2,200,280
PerkinElmer	13,073		589,069
Perrigo Company	15,851		2,451,516
Pfizer	771,810		24,790,537
Regeneron Pharmaceuticals	9,543	b	2,865,572
Thermo Fisher Scientific	47,520		5,713,805
Vertex Pharmaceuticals	27,824	b	1,967,713
Waters	10,309	b	1,117,599
Zoetis	60,341		1,746,269
			182,403,833
Real Estate--2.1%
American Tower	47,473	c	3,886,615
Apartment Investment & Management,
Cl. A	16,786	c	507,273
AvalonBay Communities	14,656	c	1,924,626
Boston Properties	18,165	c	2,080,437
CBRE Group, Cl. A	33,194	b	910,511
Crown Castle International	40,076		2,956,807
Equity Residential	40,278	c	2,335,721
General Growth Properties	64,439	c	1,417,658
HCP	54,540	c	2,115,607
Health Care	35,096	c	2,091,722
Host Hotels & Resorts	89,696	c	1,815,447
Kimco Realty	50,677	c	1,108,813
Macerich	16,615	c	1,035,613
Plum Creek Timber	20,903	c	878,762
Prologis	60,289	c	2,461,600
Public Storage	17,508	c	2,949,923
Simon Property Group	37,925	c	6,219,700
Ventas	35,162	c	2,129,762
Vornado Realty Trust	21,120	c	2,081,587
Weyerhaeuser	70,443	c	2,067,502
			42,975,686
Retailing--4.3%
Amazon.com	44,926	b	15,118,498
AutoNation	8,010	b	426,372
AutoZone	4,048	b	2,174,181

Bed Bath & Beyond	25,717	b	1,769,330
Best Buy	32,803		866,327
CarMax	26,759	b	1,252,321
Dollar General	35,013	b	1,942,521
Dollar Tree	25,468	b	1,328,920
Expedia	12,194		884,065
Family Dollar Stores	11,720		679,877
GameStop, Cl. A	14,004	a	575,564
Gap	32,695		1,309,762
Genuine Parts	18,346		1,593,350
Home Depot	170,097		13,459,776
Kohl's	24,841		1,410,969
L Brands	29,794		1,691,405
Lowe's	125,315		6,127,904
Macy's	44,570		2,642,555
Netflix	7,129	b	2,509,622
Nordstrom	16,778		1,047,786
O'Reilly Automotive	12,748	b	1,891,676
PetSmart	12,078	a	832,053
priceline.com	6,295	b	7,502,948
Ross Stores	26,580		1,901,799
Staples	79,077	a	896,733
Target	76,525		4,630,528
The TJX Companies	85,162		5,165,075
Tiffany & Co.	12,967		1,117,107
Tractor Supply	16,997		1,200,498
TripAdvisor	13,071	b	1,184,102
Urban Outfitters	13,780	b	502,557
			85,636,181
Semiconductors & Semiconductor Equipment--2.1%
Altera	39,767		1,441,156
Analog Devices	37,516		1,993,600
Applied Materials	145,039		2,961,696
Broadcom, Cl. A	66,537		2,094,585
First Solar	7,628	b	532,358
Intel	600,558		15,500,402
KLA-Tencor	20,165		1,394,208

Lam Research	19,918	b	1,095,490
Linear Technology	28,337		1,379,729
LSI	64,636		715,521
Microchip Technology	23,926	a	1,142,706
Micron Technology	127,147	b	3,008,298
NVIDIA	68,614	a	1,228,877
Texas Instruments	132,672		6,255,485
Xilinx	32,510		1,764,318
			42,508,429
Software & Services--10.4%
Accenture, Cl. A	76,714		6,115,640
Adobe Systems	56,155	b	3,691,630
Akamai Technologies	21,323	b	1,241,212
Alliance Data Systems	6,396	b	1,742,590
Autodesk	27,611	b	1,357,909
Automatic Data Processing	58,282		4,502,867
CA	38,926		1,205,538
Citrix Systems	21,998	b	1,263,345
Cognizant Technology Solutions,
Cl. A	73,486	b	3,719,126
Computer Sciences	18,152		1,104,005
eBay	139,762	b	7,720,453
Electronic Arts	36,670	b	1,063,797
Facebook, Cl. A	205,888	b	12,402,693
Fidelity National Information
Services	35,107		1,876,469
Fiserv	31,760	b	1,800,474
Google, Cl. A	34,088	b	37,991,417
International Business Machines	118,586		22,826,619
Intuit	33,946		2,638,623
MasterCard, Cl. A	123,429		9,220,146
Microsoft	913,554		37,446,578
Oracle	418,663		17,127,503
Paychex	38,492		1,639,759
Red Hat	22,580	b	1,196,288
salesforce.com	67,393	b	3,847,466
Symantec	82,522		1,647,964

Teradata	19,863	b	977,061
Total System Services	20,172		613,431
VeriSign	15,902	b	857,277
Visa, Cl. A	61,172		13,204,588
Western Union	65,960		1,079,106
Xerox	138,568		1,565,818
Yahoo!	112,848	b	4,051,243
			208,738,635
Technology Hardware & Equipment--6.2%
Amphenol, Cl. A	19,057		1,746,574
Apple	107,812		57,867,013
Cisco Systems	623,823		13,979,873
Corning	168,665		3,511,605
EMC	246,649		6,760,649
F5 Networks	9,494	b	1,012,345
FLIR Systems	16,352		588,672
Harris	12,868		941,423
Hewlett-Packard	230,422		7,456,456
Jabil Circuit	24,327		437,886
Juniper Networks	60,535	b	1,559,382
Motorola Solutions	27,312		1,755,888
NetApp	41,739		1,540,169
QUALCOMM	204,254		16,107,470
SanDisk	27,670		2,246,527
Seagate Technology	39,790		2,234,606
TE Connectivity	49,500		2,980,395
Western Digital	25,042		2,299,356
			125,026,289
Telecommunication Services--2.5%
AT&T	629,432		22,074,180
CenturyLink	71,030		2,332,625
Frontier Communications	117,263	a	668,399
Verizon Communications	499,811		23,776,009
Windstream Holdings	71,566	a	589,704
			49,440,917
Transportation--2.0%
C.H. Robinson Worldwide	18,719		980,688

CSX	122,477	3,548,159
Delta Air Lines	103,284	3,578,791
Expeditors International of
Washington	25,090	994,317
FedEx	33,586	4,452,160
Kansas City Southern	13,175	1,344,641
Norfolk Southern	37,507	3,644,555
Ryder System	6,897	551,208
Southwest Airlines	83,804	1,978,612
Union Pacific	55,284	10,374,595
United Parcel Service, Cl. B	86,365	8,410,224
		39,857,950
Utilities--3.1%
AES	76,718	1,095,533
AGL Resources	14,294	699,834
Ameren	29,373	1,210,168
American Electric Power	59,049	2,991,422
CenterPoint Energy	53,164	1,259,455
CMS Energy	32,486	951,190
Consolidated Edison	35,126	1,884,510
Dominion Resources	69,491	4,933,166
DTE Energy	21,484	1,596,046
Duke Energy	85,571	6,094,367
Edison International	39,047	2,210,451
Entergy	21,056	1,407,594
Exelon	103,865	3,485,709
FirstEnergy	49,703	1,691,393
Integrys Energy Group	9,923	591,907
NextEra Energy	52,128	4,984,479
NiSource	38,636	1,372,737
Northeast Utilities	37,338	1,698,879
NRG Energy	40,112	1,275,562
Pepco Holdings	31,659	648,376
PG&E	54,802	2,367,446
Pinnacle West Capital	13,412	733,100
PPL	76,206	2,525,467
Public Service Enterprise Group	60,679	2,314,297

SCANA	16,390		841,135
Sempra Energy	27,366		2,647,934
Southern	106,699		4,688,354
TECO Energy	27,160		465,794
Wisconsin Energy	27,057		1,259,503
Xcel Energy	59,925		1,819,323
			61,745,131
Total Common Stocks
(cost $954,655,337)			2,018,790,852
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 6/26/14
(cost $1,079,845)	1,080,000	[d]	1,079,919

Other Investment--.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,280,088)	16,280,088	[e]	16,280,088
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,246,617)	8,246,617	[e]	8,246,617
Total Investments (cost $980,261,887)	101.6%		2,044,397,476
Liabilities, Less Cash and Receivables	(1.6%)		(31,642,547)
Net Assets	100.0%		2,012,754,929

a

Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $9,737,932 and the value of the collateral held by the fund was $9,883,184, consisting of cash collateral of $8,246,618 and U.S. Government and Agency securities valued at $1,636,566.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $1,064,135,589 of which $1,101,100,918 related to appreciated investment securities and $36,965,329 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.4
Energy	10.2
Pharmaceuticals, Biotech & Life Sciences	9.1
Capital Goods	8.1
Banks	6.4
Technology Hardware & Equipment	6.2
Food, Beverage & Tobacco	5.2
Diversified Financials	5.1
Health Care Equipment & Services	4.3
Retailing	4.3
Media	3.6
Materials	3.5
Utilities	3.1
Insurance	2.9
Telecommunication Services	2.5
Food & Staples Retailing	2.3
Household & Personal Products	2.1
Real Estate	2.1
Semiconductors & Semiconductor Equipment	2.1
Transportation	2.0
Consumer Services	1.8
Consumer Durables & Apparel	1.3
Short-Term/Money Market Investments	1.3
Automobiles & Components	1.1
Commercial & Professional Services	.6
101.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2014	($)
Financial Futures Long
Standard & Poor's 500 E-mini	212	19,764,760	June 2014	70,330

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,015,343,676	-	-	2,015,343,676
Equity Securities - Foreign Common Stocks+	3,447,176	-	-	3,447,176
Mutual Funds	24,526,705	-	-	24,526,705
U.S. Treasury	-	1,079,919	-	1,079,919
Other Financial Instruments:
Financial Futures++	70,330	-	-	70,330

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period ended March 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)